Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Defined contribution plans for employees	$ 0	$ 2	$ 6